Provisions	12 Months Ended
Dec. 31, 2025
Provisions [abstract]
Provisions	Provisions

	December 31, 2025	December 31, 2024
Financial guarantees and loan commitments	21,843,570	29,966,455
Provisions for termination plans	2,395,054	2,302,570
For administrative, disciplinary and criminal penalties	5,000	6,577
Other provisions	26,061,602	29,681,271
Provisions commercial claims	18,547,753	21,439,714
Provisions labor-related	2,035,848	1,552,046
Provisions tax claims	1,556,453	1,562,400
Others	3,921,548	5,127,111
TOTAL	50,305,226	61,956,873

The Group, as a result of the ordinary course of its business, may be a party to legal lawsuits of a labor, commercial, tax and regulatory nature. A provision is recognized whenever the loss is classified as probable. Below is a brief description:

•Contingent commitments: it reflects the credit risk arising from the assessment of the degree of compliance of the beneficiaries of unused overdrafts, unused credit card balances, guarantees, sureties and other contingent commitments for the benefit of third parties on behalf of customers, and of their financial position and the counter guarantees supporting those transactions.

•Termination benefit plans: for certain terminated employees, the Bank (fully or partially) bears the cost of private health care plans for a certain period after termination. The Bank does not cover any situations requiring medical assistance, but it only makes the related health care plan payments.

•Administrative, disciplinary and criminal penalties: administrative penalties imposed by the Financial Information Unit, even if there were court or administrative measures to suspend payment and regardless of the status of the disciplinary proceedings.

•Other: it reflects the estimated amounts to pay tax, labor and commercial claims and miscellaneous complaints.

Changes in fiscal year 2025 and 2024 are included below:

Accounts	Balances as of December 31, 2024	Increases	Provision reversals	Provisions applied	Inflation adjustment	Balances as of December 31, 2025
Financial guarantees and loan commitments	29,966,455	—	(225,182)	—	(7,897,703)	21,843,570
Provisions for termination plans	2,302,570	775,156	—	—	(682,672)	2,395,054
For administrative, disciplinary and criminal penalties	6,577	—	—	—	(1,577)	5,000
Other provisions	29,681,271	16,223,685	(992,699)	(11,222,025)	(7,628,630)	26,061,602
Provisions commercial claims	21,439,714	9,794,605	—	(7,728,180)	(4,958,386)	18,547,753
Provisions labor-related	1,552,046	4,209,112	—	(3,073,345)	(651,965)	2,035,848
Provisions tax claims	1,562,400	488,516	—	(101,061)	(393,402)	1,556,453
Others	5,127,111	1,731,452	(992,699)	(319,439)	(1,624,877)	3,921,548
TOTAL PROVISIONS	61,956,873	16,998,841	(1,217,881)	(11,222,025)	(16,210,582)	50,305,226

Accounts	Balances as of December 31, 2023	Increases	Provision reversals	Provisions applied	Inflation adjustment	Balances as of December 31, 2024
Financial guarantees and loan commitments	17,108,609	25,651,242	—	—	(12,793,396)	29,966,455
Provisions for termination plans	2,206,052	1,486,193	—	—	(1,389,675)	2,302,570
For administrative, disciplinary and criminal penalties	14,323	—	—	—	(7,746)	6,577
Other provisions	40,036,856	35,619,739	(1,290,450)	(7,666,039)	(37,018,835)	29,681,271
Provisions commercial claims	25,927,006	13,723,465	—	(1,763,161)	(16,447,596)	21,439,714
Provisions labor-related	2,615,088	6,059,590	—	(5,683,180)	(1,439,452)	1,552,046
Provisions tax claims	5,529,497	124,121	—	(199,170)	(3,892,048)	1,562,400
Others	5,965,265	15,712,563	(1,290,450)	(20,528)	(15,239,739)	5,127,111
TOTAL PROVISIONS	59,365,840	62,757,174	(1,290,450)	(7,666,039)	(51,209,652)	61,956,873
The expected terms to settle these obligations are as follows:

December 31, 2025
Provisions	Within 12 months	After 12 months
Financial guarantees and loan commitments	21,843,570	—
Provisions for termination plans	323,413	2,071,641
For administrative, disciplinary and criminal penalties	—	5,000
Other provisions	7,972,598	18,089,004
Provisions commercial claims	6,624,682	11,923,071
Provisions tax claims	762,609	793,844
Provisions labor-related	585,307	1,450,541
Others	—	3,921,548

December 31, 2024
Provisions	Within 12 months	After 12 months
Financial guarantees and loan commitments	29,966,455	—
Provisions for termination plans	701,243	1,601,327
For administrative, disciplinary and criminal penalties	—	6,577
Other provisions	7,020,387	22,660,884
Provisions commercial claims	4,560,693	16,879,021
Provisions tax claims	1,054,584	507,816
Provisions labor-related	265,588	1,286,458
Others	1,139,522	3,987,589
The Group’s management and legal advisors consider no further significant accounting effects could arise from the final outcome of the abovementioned proceedings other than those disclosed in these consolidated Financial Statements.
Possible contingencies
Contingent liabilities have not been recognized in these financial statements and correspond to 243 claims received (in court or administrative proceedings), that have arisen in the Bank’s ordinary course of business. The estimated amount of said claims amounts to 63,818 of which an outflow of funds is estimated for approximately 22,311 in the next 12 months. These claims are primarily related to leasing claims, petitions to secure evidence, and labor claims. The Group’s management and legal advisors consider that the probability of these cases resulting in an outflow of resources is possible, but not probable, and that the potential cash disbursements should not be material.